Employee Benefit Plans (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2024	Jul. 29, 2024	Dec. 31, 2024	Dec. 28, 2024	Dec. 31, 2023	Dec. 30, 2023	Dec. 31, 2022	Jun. 30, 2025
Employee Benefit Plans [Line Items]
Defined contribution plan				$ 354		$ 732	$ 1,648
Percentage of contributions to the plan			5.00%
Awards in vested			3 years
Shares awarded (in Shares)			178
Shares outstanding (in Shares)					221
Management incentive bonus plan			$ 1,100		$ 1,300
Recorded incentive bonus plan liability	$ 15,893		15,893					$ 13,209
Predecessor [Member]
Employee Benefit Plans [Line Items]
Expensed amount		$ 2,200			3,100		2,700
Expensed amount contribution plan for employees		200			400		600
Defined contribution plan		6,800			11,400		11,800
Recorded incentive bonus plan liability					7,440
Successor [Member]
Employee Benefit Plans [Line Items]
Expensed amount	1,500
Expensed amount contribution plan for employees	300
Defined contribution plan	4,700
Recorded incentive bonus plan liability	15,893		15,893
Registered Retirement Savings Plans (“RRSP”) [Member] | Predecessor [Member]
Employee Benefit Plans [Line Items]
Expensed amount		$ 1,300			$ 1,900		$ 1,800
Registered Retirement Savings Plans (“RRSP”) [Member] | Successor [Member]
Employee Benefit Plans [Line Items]
Expensed amount	1,000
Long-Term Incentive Plans [Member]
Employee Benefit Plans [Line Items]
Recorded incentive bonus plan liability	$ 300		$ 300
Long-Term Incentive Plans [Member] | Minimum [Member]
Employee Benefit Plans [Line Items]
Shares vested (in Shares)	132		132
Long-Term Incentive Plans [Member] | Maximum [Member]
Employee Benefit Plans [Line Items]
Shares vested (in Shares)					176
First Installment [Member]
Employee Benefit Plans [Line Items]
Percentage of installment paid on vesting date			50.00%
Second Installment [Member]
Employee Benefit Plans [Line Items]
Percentage of installment paid on vesting date			50.00%